ORGANIZATION, BUSINESS OPERATIONS AND PRESENTATION AND CONSOLIDATION	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION, BUSINESS OPERATIONS AND PRESENTATION AND CONSOLIDATION
ORGANIZATION, BUSINESS OPERATIONS AND PRESENTATION AND CONSOLIDATION
Organization. Summit Midstream Partners, LP ("SMLP" or the "Partnership"), a Delaware limited partnership, was formed in May 2012 and began operations in October 2012 in connection with its initial public offering ("IPO") of common limited partner units. SMLP is a growth-oriented limited partnership focused on developing, owning and operating midstream energy infrastructure assets that are strategically located in the core producing areas of unconventional resource basins, primarily shale formations, in North America.
Effective with the completion of its IPO on October 3, 2012, SMLP had a 100% ownership interest in Summit Midstream Holdings, LLC ("Summit Holdings") which had a 100% ownership interest in both DFW Midstream Services LLC ("DFW Midstream") and Grand River Gathering, LLC ("Grand River Gathering" or the "Legacy Grand River" system).
On June 4, 2013, the Partnership acquired all of the membership interests of Bison Midstream, LLC ("Bison Midstream") from a wholly owned subsidiary of Summit Midstream Partners, LLC ("Summit Investments") (the "Bison Drop Down"), and thereby acquired certain associated natural gas gathering pipeline, dehydration and compression assets in the Bakken Shale Play in Mountrail and Burke counties in North Dakota (the "Bison Gas Gathering system").
Prior to the Bison Drop Down, on February 15, 2013, Summit Investments acquired Bear Tracker Energy, LLC ("BTE"), which was subsequently renamed Meadowlark Midstream Company, LLC ("Meadowlark Midstream"). The Bison Gas Gathering system was carved out from Meadowlark Midstream in connection with the Bison Drop Down. As such, it was determined to be a transaction among entities under common control.
On June 21, 2013, Mountaineer Midstream Company, LLC ("Mountaineer Midstream"), a newly formed, wholly owned subsidiary of the Partnership, acquired certain natural gas gathering pipeline and compression assets in the Marcellus Shale Play in Doddridge and Harrison counties, West Virginia from an affiliate of MarkWest Energy Partners, L.P. ("MarkWest") (the "Mountaineer Acquisition"). In December 2013, Mountaineer Midstream was merged into DFW Midstream.
On March 18, 2014, SMLP acquired all of the membership interests of Red Rock Gathering Company, LLC ("Red Rock Gathering") from a subsidiary of Summit Investments (the "Red Rock Drop Down"). In October 2012, Summit Investments acquired ETC Canyon Pipeline, LLC ("Canyon") from a subsidiary of Energy Transfer Partners, L.P. The Canyon gathering and processing assets were contributed to Red Rock Gathering, a newly formed, wholly owned subsidiary of Summit Investments. Red Rock Gathering gathers and processes natural gas and natural gas liquids in the Piceance Basin in western Colorado and eastern Utah. As such, the Red Rock Drop Down was determined to be a transaction among entities under common control. Concurrent with the closing of the Red Rock Drop Down, SMLP contributed its interest in Red Rock Gathering to Grand River Gathering.
On May 18, 2015, the Partnership acquired certain crude oil and produced water gathering systems and under-development transmission pipelines held by Polar Midstream, LLC ("Polar Midstream") and Epping Transmission Company, LLC ("Epping") located in the Williston Basin (collectively the "Polar and Divide system") from SMP Holdings (the "Polar and Divide Drop Down"). Polar Midstream and Epping are Delaware limited liability companies formed by Summit Investments in April 2014. Polar Midstream's assets were carved out of Meadowlark Midstream immediately prior to the Polar and Divide Drop Down. Concurrent with the closing of the Polar and Divide Drop Down, Epping became a wholly owned subsidiary of Polar Midstream and SMLP contributed Polar Midstream (including Epping) to Bison Midstream. Because the Polar and Divide system was acquired from subsidiaries of Summit Investments, it was deemed a transaction among entities under common control. Common control began in (i) February 2013 for Polar Midstream and (ii) April 2014 for Epping.
Summit Investments is a Delaware limited liability company and the predecessor for accounting purposes of SMLP. Summit Investments was formed and began operations in September 2009. Through August 2011, Summit Investments was wholly owned by Energy Capital Partners II, LLC and its parallel and co-investment funds (collectively, "Energy Capital Partners"). In August 2011, Energy Capital Partners sold an interest in Summit Investments to a subsidiary of GE Energy Financial Services, Inc. ("GE Energy Financial Services"). In June 2014, GE Energy Financial Services exchanged 100% of its Class A membership interests in Summit Investments for a new class of membership interests, structured as Class C Preferred interests.  As a result, GE Energy Financial Services is no longer a Class A member of Summit Investments.  Consequently, we refer to Energy Capital Partners and GE Energy Financial Services as our "Sponsors" for the period from August 17, 2011 until June 17, 2014, and we refer to Energy Capital Partners as our sole "Sponsor" subsequent to June 2014.
In March 2013, Summit Investments contributed the ownership of its SMLP common and subordinated units along with its 2% general partner interest in SMLP (including the incentive distribution rights ("IDRs") in respect of SMLP) to Summit Midstream Partners Holdings, LLC ("SMP Holdings") in exchange for a continuing 100% interest in SMP Holdings. As of December 31, 2014, Summit Investments, through a wholly owned subsidiary, held 5,293,571 SMLP common units, all of our subordinated units, all of our general partner units representing a 2% general partner interest in SMLP and all of our IDRs.
SMLP is managed and operated by the board of directors and executive officers of Summit Midstream GP, LLC (the "general partner"). Summit Investments, as the ultimate owner of our general partner, controls SMLP and has the right to appoint the entire board of directors of our general partner, including our independent directors. SMLP's operations are conducted through, and our operating assets are owned by, various wholly-owned operating subsidiaries. However, neither SMLP nor its subsidiaries have any employees. The general partner has the sole responsibility for providing the personnel necessary to conduct SMLP's operations, whether through directly hiring employees or by obtaining the services of personnel employed by others, including Summit Investments. All of the personnel that conduct SMLP's business are employed by the general partner and its subsidiaries, but these individuals are sometimes referred to as our employees.
References to the "Company," "we," or "our," when used for dates or periods ended on or after the IPO, refer collectively to SMLP and its subsidiaries. References to the "Company," "we," or "our," when used for dates or periods ended prior to the IPO, refer collectively to Summit Investments and its subsidiaries.
Initial Public Offering. On October 3, 2012, SMLP completed its IPO and the following transactions occurred:

•	Summit Investments conveyed an interest in Summit Holdings to our general partner as a capital contribution;

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our general partner conveyed its interest in Summit Holdings to SMLP in exchange for (i) a continuation of its 2% general partner interest in SMLP, represented by 996,320 general partner units, and (ii) SMLP incentive distribution rights, or IDRs;

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Summit Investments conveyed its remaining interest in Summit Holdings to SMLP in exchange for (i) 10,029,850 common units (net of the impact of selling 1,875,000 common units to the public for cash in connection with the exercise of the underwriters’ option to purchase additional common units), representing a 20.1% limited partner interest in SMLP, (ii) 24,409,850 subordinated units, representing a 49.0% limited partner interest in SMLP, and (iii) the right to receive $88.0 million in cash as reimbursement for certain capital expenditures made with respect to the contributed assets;

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pursuant to its long-term incentive plan, SMLP granted 5,000 common units (in the aggregate) to two of its directors and 125,000 phantom units, with distribution equivalent rights, to certain employees;

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SMLP issued 14,375,000 common units to the public (including 1,875,000 additional common units sold out of the common units originally allocated to Summit Investments) representing a 28.9% limited partner interest in SMLP; and

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SMLP used the proceeds, net of underwriters’ fees, from the IPO of approximately $269.4 million to (i) repay $140.0 million outstanding under the revolving credit facility; (ii) make cash distributions to Summit Investments of (a) $88.0 million to reimburse Summit Investments for certain capital expenditures it incurred with respect to assets it contributed to us and (b) $35.1 million representing the funds received in connection with the underwriters exercising their option to purchase additional common units; and (iii) pay IPO expenses of approximately $6.3 million.

Business Operations. We provide natural gas gathering, treating and processing services as well as crude oil and produced water gathering services pursuant to primarily long-term and fee-based agreements with our customers. Our results are driven primarily by the volumes of natural gas that we gather, treat, compress and process as well as by the volumes of crude oil and produced water that we gather. Our gathering systems and the unconventional resource basins in which they operate are as follows:

•	Mountaineer Midstream, a natural gas gathering system, operating in the Appalachian Basin, which includes the Marcellus Shale formation in northern West Virginia;

•	Bison Midstream, an associated natural gas gathering system, operating in the Williston Basin, which includes the Bakken and Three Forks shale formations in northwestern North Dakota;

•	the Polar and Divide system ("Polar and Divide"), a crude oil and produced water gathering system and transmission pipelines (under development), operating in the Williston Basin;

•	DFW Midstream, a natural gas gathering system, operating in the Fort Worth Basin, which includes the Barnett Shale formation in north-central Texas; and

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Grand River Gathering, a natural gas gathering and processing system, operating in the Piceance Basin, which includes the Mesaverde formation and the Mancos and Niobrara shale formations in western Colorado and eastern Utah.

Our operating subsidiaries, which are wholly owned by our wholly owned subsidiary, Summit Holdings, are: DFW Midstream (which includes Mountaineer Midstream); Bison Midstream (and its wholly owned subsidiaries Polar Midstream and Epping); and Grand River Gathering (and its wholly owned subsidiary Red Rock Gathering). All of our operating subsidiaries are focused on the development, construction and operation of natural gas gathering and processing systems and crude oil and produced water gathering systems.
Presentation and Consolidation. We prepare our consolidated financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"). These principles are established by the Financial Accounting Standards Board. We make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet dates, including fair value measurements, the reported amounts of revenue and expense, and the disclosure of contingencies. Although management believes these estimates are reasonable, actual results could differ from its estimates.
We conduct our operations in the midstream sector through five reportable segments:

•	the Marcellus Shale, which is served by Mountaineer Midstream;

•	the Williston Basin – Gas, which is served by Bison Midstream;

•	the Williston Basin – Liquids, which is served by Polar and Divide;

•	the Barnett Shale, which is served by DFW Midstream; and

•	the Piceance Basin, which is served by Grand River. Grand River is composed of the Legacy Grand River and Red Rock Gathering systems.
Our reportable segments reflect the way in which we internally report the financial information used to make decisions and allocate resources in connection with our operations.
For the purposes of the consolidated financial statements, SMLP's results of operations reflect the Partnership's operations subsequent to the IPO and the results of the Predecessor for the period prior to the IPO. The consolidated financial statements also reflect the results of operations of: (i) Red Rock Gathering since October 23, 2012, (ii) Polar Midstream since February 16, 2013, (iii) Bison Midstream since February 16, 2013 and (iv) Mountaineer Midstream since June 22, 2013. SMLP recognized its acquisitions of Red Rock Gathering, Polar Midstream and Bison Midstream at Summit Investments' historical cost because the acquisitions were executed by entities under common control. The excess of Summit Investments' net investment in Polar Midstream and Bison Midstream over the purchase price paid by SMLP was recognized as an addition to partners' capital. The excess of the purchase price paid by SMLP over Summit Investments' net investment in Red Rock Gathering was recognized as a reduction to partners' capital. Due to the common control aspect, the Red Rock Drop Down, the Polar and Divide Drop Down and the Bison Drop Down were accounted for by the Partnership on an “as-if pooled” basis for the periods during which common control existed. The consolidated financial statements include the assets, liabilities, and results of operations of SMLP or the Predecessor and their respective wholly owned subsidiaries. All intercompany transactions among the consolidated entities have been eliminated in consolidation.
The financial position, results of operations and cash flows of Polar Midstream included herein have been derived from the accounting records of Meadowlark Midstream on a carve-out basis. The majority of the assets and liabilities allocated to Polar Midstream have been specifically identified based on Meadowlark Midstream’s existing divisional organization. Goodwill was allocated to Polar Midstream based on initial purchase accounting estimates. Revenues and depreciation and amortization have been specifically identified based on Polar Midstream's relationship to Meadowlark Midstream’s existing divisional structure. Operation and maintenance and general and administrative expenses have been allocated to Polar Midstream based on volume throughput. These allocations and estimates were based on methodologies that management believes are reasonable. The results reflected herein, however, may not reflect what Polar Midstream’s financial position, results of operations or cash flows would have been if Polar Midstream been a stand-alone company.
Reclassifications. Certain reclassifications have been made to prior-year amounts to conform to current-year presentation. We evaluated our classification of revenues and concluded that creating an “other revenues” category would provide reporting that was more reflective of our results of operations and how we manage our business. As such, certain revenue transactions that represented the “and other” portions of (i) gathering services and (ii) natural gas, NGLs and condensate sales have been reclassified to other revenues. Other revenues also includes the amortization expense associated with our favorable and unfavorable gas gathering contracts. The amounts reclassified to other revenues for each period presented can be determined based on the total of the other revenues line item and the amount of amortization of favorable and unfavorable gas gathering contracts disclosed in Note 5. We also evaluated our historical classification of electricity expense for Bison Midstream. In connection with the reclassification of certain revenues noted above and to be consistent with the classification of pass-through electricity expense for our other operating segments, we reclassified pass-through electricity expenses for Bison Midstream ($5.2 million and $3.1 million for the years ended December 31, 2014 and 2013, respectively) from costs of natural gas and NGLs to operation and maintenance. These reclassifications had no impact on total revenues, total costs and expenses, net income, total partners' capital or segment adjusted EBITDA.